UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2013
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Goodman Financial Corporation
Address:  5177 Richmond Ave, Suite 700
          Houston, TX 77056


13F File Number: 028-15107

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Paul Brill
Title:  Senior Vice President
Phone:  713-599-1777
Signature, Place and Date of Signing:

      Paul Brill, Houston, Texas    April 23, 2013



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     131833
                           (X1000)

List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A




                                                       FORM 13F INFORMATION TABLE
                                                        Value    Shares/  Sh/ Put/ Invstmt Other    Voting Authority
Name of Issuer               Title of Class   CUSIP      (x$1000) Prn Amt Prn Call Dscretn Managers Sole  Shared None
---------                    --------------   --------   -------  ------- --- ---- ------- -------- ----- ------ -----

ACCENTURE PLC (ACN)            COM            g1151c101     4053    53355 SH       Sole             53355
AMAZON COM INC (AMZN)          COM            023135106     4290    16098 SH       Sole             16098
BAKER HUGHES INC (BHI)         COM            057224107     3672    79115 SH       Sole             79115
C H ROBINSON WORLDWIDE (CHRW)  COM            12541w209     2948    49575 SH       Sole             49575
CARBO CERAMICS INC (CRR)       COM            140781105     2823    31001 SH       Sole             31001
CATERPILLAR INC (CAT)          COM            149123101     4397    50554 SH       Sole             50554
CF INDUSTRIES HOLDINGS, INC (C COM            125269100     3153    16561 SH       Sole             16561
CHICAGO BRIDGE & IRON CO (CBI) COM            167250109     5316    85600 SH       Sole             85600
CISCO SYSTEMS (CSCO)           COM            17275R102     3617   173087 SH       Sole            173087
COACH INC (COH)                COM            189754104     2358    47160 SH       Sole             47160
COLGATE PALMOLIVE (CL)         COM            194162103     5110    43293 SH       Sole             43293
CONOCOPHILLIPS (COP)           COM            20825C104      519     8636 SH       Sole              8636
DIGITAL GENERATION INC (DGIT)  COM            25400B108     2726   424595 SH       Sole            424595
ESTEE LAUDER COS INC (EL)      COM            518439104     4170    65129 SH       Sole             65129
EXXON MOBIL CORPORATION (XOM)  COM            30231G102     2954    32785 SH       Sole             32785
FIRST NIAGARA FINANCIAL GROUP  COM            33582v108     3294   371785 SH       Sole            371785
FRESENIUS MEDICAL CARE AG ADR  COM            358029106     3309    97726 SH       Sole             97726
GENERAL ELECTRIC (GE)          COM            369604103     4454   192645 SH       Sole            192645
GUGGENHEIM BRIC ETF (EEB)      COM            18383m100     2897    83813 SH       Sole             83813
HEALTH CARE REIT (HCN)         COM            42217k106     4029    59325 SH       Sole             59325
HELMERICH & PAYNE (HP)         COM            423452101     3807    62713 SH       Sole             62713
HI-TECH PHARMACAL INC (HITK)   COM            42840b101     3321   100292 SH       Sole            100292
ICONIX BRAND GROUP (ICON)      COM            451055107     4331   167420 SH       Sole            167420
INFIGEN ENERGY (IFGNF)         COM            q4934m106        9    30533 SH       Sole             30533
INTERNATIONAL BUSINESS MACHINE COM            459200101     5301    24851 SH       Sole             24851
KLA-TENCOR CORPORATION (KLAC)  COM            482480100     4116    78049 SH       Sole             78049
MAIN STREET CAPITAL CORP (MAIN COM            56035l104     4023   125370 SH       Sole            125370
MCDONALDS CORPORATION (MCD)    COM            580135101     3994    40065 SH       Sole             40065
NOVO NORDISK ADR (NVO)         COM            670100205     4011    24835 SH       Sole             24835
PHILLIPS 66 (PSX)              COM            718546104      517     7382 SH       Sole              7382
PLUM CREEK TIMBER (PCL)        COM            729251108     4209    80635 SH       Sole             80635
S&P 500 INDEX - SPIDER (SPY)   COM            78462F103      242     1545 SH       Sole              1545
S&P BIOTECH ETF (XBI)          COM            78464a870     4407    44127 SH       Sole             44127
SAFEGUARD SCIENTIFICS (SFE)    COM            786449207     3253   205898 SH       Sole            205898
SOUTHERN COMPANY (SO)          COM            842587107     3681    78459 SH       Sole             78459
TRW AUTOMOTIVE HOLDINGS CORP ( COM            87264s106     3705    67365 SH       Sole             67365
UNION PACIFIC CORPORATION (UNP COM            907818108     4995    35076 SH       Sole             35076
VALMONT INDUSTRIES INC (VMI)   COM            920253101     3822    24305 SH       Sole             24305